Income Taxes - Reconciliation of the PRC statutory tax rate to the effective tax rate for the Group (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the statutory tax rate to the effective tax rate
PRC Statutory EIT rate	25.00%	25.00%	25.00%
Effect on tax holiday and preferential tax treatment (as a percent)	(11.00%)	(9.50%)	(29.70%)
Research and development super-deduction (as a percent)	(5.30%)	(4.40%)	(21.10%)
Non-deductible expenses and non-taxable income and others (as a percent)	(1.00%)	(3.50%)	(30.10%)
Change in valuation allowance (as a percent)	4.40%	5.00%	8.20%
Effect of PRC withholding tax (as a percent)	5.20%	8.70%	0.00%
Tax rate difference from statutory rate in other jurisdictions (as percent)	9.00%	7.60%	71.30%
Effective tax rate for the Group (as a percent)	26.30%	28.90%	23.60%